Intangible assets - Narrative (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Brand, goodwill and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Exceptional impairment	£ 0	£ 128	£ 0
Decrease in deferred tax liability		13
Net exceptional loss		115
Brands | Brand, goodwill and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Exceptional impairment		40
Tangible fixed assets | Brand, goodwill and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Exceptional impairment		35
Inventories | Brand, goodwill and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Exceptional impairment		3
Goodwill | Brand, goodwill and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Exceptional impairment		50
Ketel One distribution right
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Other intangible assets	£ 1,418	£ 1,363	£ 1,385
Computer software | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated useful lives (in years)	8 years